Advances to Joint Venture Partners (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 10,200	$ 10,200